Equipment	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Note 2 - Equipment

Equipment consists of the following:

	December 31,
	2015	2014
Test vehicles	$124,687	$124,687
Other	5,000	-
	129,687	124,687
Less: accumulated depreciation	(32,087)	(6,234)
	$97,600	$118,453

Depreciation expense for the years ended December 31, 2015 and 2014, was $25,853 and $6,234, respectively.